Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash Flows from Operating Activities
Net income	$ 8,069	$ 8,204
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	358	366
Provision for loan losses	7,300	10,450
Bank owned life insurance	(202)	(179)
Supplemental executive retirement plan expense	135	477
Gain on sale of SBA loans	(3,582)	(4,439)
SBA loans originated for sale	(32,199)	(27,171)
Proceeds from sale of SBA loans originated for sale	35,595	30,230
Loss on sale of other real estate owned	999	557
Contribution of Other Real Estate Owned Property	139	0
Other than temporary decline in value of investments	0	129
Net accretion of purchase premiums and discounts on securities	3	(68)
Deferred income tax benefit	(1,343)	(1,801)
Changes in operating assets and liabilities:
(Increase) decrease in accrued interest receivable and other assets	(851)	1,180
Increase (decrease) in accrued interest payable and other accrued liabilities	1,162	(451)
Net cash provided by operating activities	17,284	17,484
Cash Flows from Investing Activities
Purchases of investment securities available for sale	(4,148)	(1,537)
Redemptions (purchases) of restricted stock	1,342	(525)
Purchase of additional bank owned life insurance	(5,000)
Proceeds from sale and call of securities available for sale	1,000	500
Proceeds from maturities and principal payments on mortgage backed securities	5,940	6,198
Proceeds from sale of other real estate owned	3,533	3,414
Advances on other real estate owned	(223)	(4,802)
Net increase in loans	(23,378)	(6,173)
Purchases of bank premises and equipment	(225)	(209)
Net cash used in investing activities	(21,159)	(3,134)
Cash Flows from Financing Activities
Payment of dividend on preferred stock	(815)	(815)
Cash payment of fractional shares on 10% stock dividend	(1)	(1)
Minority interest capital withdrawal, net	899	(915)
Proceeds from exercise of stock options and warrants	35	0
Net (decrease) increase in Federal Home Loan Bank and short term borrowings	(30,159)	9,848
Net (decrease) increase in noninterest-bearing deposits	(804)	7,978
Net increase in interest-bearing deposits	3,156	22,155
Net cash (used in) provided by financing activities	(29,487)	38,250
(Decrease) Increase in cash and cash equivalents	(33,362)	52,600
Cash and Cash Equivalents, January 1,	110,228	57,628
Cash and Cash Equivalents, December 31,	76,866	110,228
Cash paid during the year for:
Interest on deposits and borrowed funds	7,505	9,441
Income taxes	5,600	5,700
Supplemental Schedule of Noncash Activities:
Real estate acquired in settlement of loans	$ 11,095	$ 1,879